Commitments and Contingencies - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Contractual expense	¥ 1,196
Contracts commitment, 2024	1,740
Contracts commitment, 2025	¥ 706